Submission	Sep. 08, 2025
Submission [Line Items]
Central Index Key	0001259380
Registrant Name	CarMax Auto Funding LLC
Registration File Number	333-288943
Form Type	SF-3
Submission Type	424H
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A